29. EMPLOYEE BENEFIT PLANS (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Accrued benefit liabilities	$ 32,235	$ 40,065
Pension plans [Member]
Disclosure of defined benefit plans [line items]
Accrued benefit liabilities	10,905	16,169
Other post-employment benefit plans [Member]
Disclosure of defined benefit plans [line items]
Accrued benefit liabilities	$ 21,330	$ 23,896